Business combinations	12 Months Ended
Dec. 31, 2020
Business combinations [Abstract]
Business combinations
Note 5.- Business combinations

For the year ended December 31, 2020

On April 3, 2020, the Company completed the investment in a 35% stake in a renewable energy platform in Chile for approximately $4 million. The first investment made by the platform has been in a 55 MW solar PV plant, Chile PV I, located in Chile. Atlantica has control over Chile PV I under IFRS 10, Consolidated Financial Statements. The acquisition of Chile PV I has been accounted for in these consolidated financial statements in accordance with IFRS 3, Business Combinations, showing 65% of Non-Controlling interest.

On May 31, 2020, the Company obtained control over the Board of Directors of Befesa Agua Tenes which owns a 51% stake in Tenes and therefore controls the asset, a water desalination plant in Algeria. The total investment, in the form of a secured loan agreement to be reimbursed through a full cash-sweep of all the dividends to be received from the asset, amounted to approximately $19 million as of May 31, 2020. The acquisition has been accounted for in the consolidated financial statements of Atlantica, in accordance with IFRS 3, Business Combinations, showing 49% of Non-Controlling interest.

The amount of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the year-ended December 31, 2020
Contracted concessional assets (Note 6)	163,064
Other non-current assets	356
Cash & cash equivalents	17,646
Other current assets	29,998
Non-current Project debt (Note 15)	(149,585)
Current Project debt (Note 15)	(8,680)
Other current and non-current liabilities	(4,881)
Non-controlling interests	(25,308)
Total net assets acquired at fair value	22,610
Asset acquisition - purchase price	(22,610)
Net result of business combinations	-

The purchase price equals the fair value of the net assets acquired.

The allocation of the purchase prices is provisional as of December 31, 2020 and the amounts indicated above may be adjusted during the measurement period to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized as of December 31, 2020. The measurement period will not exceed one year from the acquisition dates.

The amount of revenue contributed by the acquisitions performed during 2020 to the consolidated financial statements of the Company for the year 2020 is $22.5 million, and the amount of profit after tax is $6.3 million. Had the acquisitions been consolidated from January 1, 2020, the consolidated statement of comprehensive income would have included additional revenue of $14.7 million and additional profit after tax of $3.7 million.

For the year ended December 31, 2019

On August 2, 2019, the Company closed the acquisition of a 100% stake in ASI Operations LLC (“ASI Ops”), the company that performs the operation and maintenance services for the Solana and Mojave plants. The total equity investment amounted to $6 million. The acquisition has been accounted for in the consolidated financial statements of Atlantica, in accordance with IFRS 3, Business Combinations.

On October 22, 2019, the Company closed the acquisition of ATN Expansion 2 from Enel Green Power Peru, for a total equity investment of $20 million, controlling the asset from this date. The purchase has been accounted for in the consolidated accounts of Atlantica, in accordance with IFRS 3, Business Combinations.

The amount of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the year ended December 31, 2019
Concessional assets (Note 6)	28,738
Current assets	1,503
Deferred tax liabilities (Note 18)	(2,539)
Other current and non-current liabilities	(1,512)
Total net assets acquired at fair value	26,190
Asset acquisition - purchase price	(26,190)
Net result of business combinations	-

The purchase price was equal to the fair value of the net assets acquired.

The allocation of the purchase prices was provisional as of December 31, 2019 for some of the acquisitions that were made effective near to year end. No significant adjustments were made in 2020 to the amounts indicated in the table above during the measurement period (one year from the acquisition dates).

The amount of revenue contributed by the acquisitions performed during 2019 to the consolidated financial statements of the Company for the year 2019 was $0.3 million, and the amount of profit after tax was nil. Had the acquisitions been consolidated from January 1, 2019, the consolidated statement of comprehensive income would have included additional revenue of $2.3 million and additional profit after tax of $1.2 million.